Share-based compensation expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 5.0	$ 4.3	$ 7.0
Stock options and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1.4	1.6	3.0	3.0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ (1.4)	$ 3.4	$ 1.3	$ 4.0